Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Cash generated from operations	₩ 5,747,195	₩ 3,835,879	₩ 5,829,607
Interest paid	(361,741)	(263,520)	(257,809)
Interest received	360,614	307,091	272,061
Dividends received	60,987	68,827	74,441
Income tax paid	(303,766)	(351,212)	(356,466)
Net cash inflow from operating activities	5,503,289	3,597,065	5,561,834
Cash flows from investing activities
Collection of loans	53,885	44,287	54,934
Loans granted	(37,771)	(43,694)	(54,128)
Disposal of financial assets at fair value through profit or loss	90,487	1,298,621	609,849
Disposal of financial assets at amortized cost	1,543,663	1,046,115	690,457
Disposal of financial assets at fair value through other comprehensive income	306	97,932	244,994
Disposal of assets held-for-sale	0	4,600	0
Disposal of investments in associates and joint ventures	6,890	34,828	10,880
Acquisition of investments in associates and joint ventures	(106,389)	(280,988)	(487,828)
Disposal of property and equipment, and investment properties	100,348	178,063	174,413
Acquisition of property and equipment, and investment properties	(3,692,972)	(3,439,857)	(3,495,021)
Acquisition of financial assets at fair value through profit or loss	(220,989)	(1,317,175)	(753,907)
Acquisition of financial assets at amortized cost	(1,875,525)	(1,450,442)	(623,924)
Acquisition of financial assets at fair value through other comprehensive income	(10,267)	(449,504)	(131,674)
Disposal of intangible assets	7,078	20,088	11,624
Disposal of right-of-use assets	529	97	318
Settlement of derivative assets and liabilities	4,888	0	0
Acquisition of intangible assets	(478,685)	(545,190)	(752,181)
Acquisition of right-of-use assets	(1,065)	(2,090)	(4,261)
Acquisition of businesses	(51,561)	(41,088)	(671,359)
Disposal of businesses	46,642	6,754	39,340
Net cash outflow from investing activities	(4,620,508)	(4,838,643)	(5,137,474)
Cash flows from financing activities
Proceeds from borrowings and debentures	5,381,231	4,234,570	2,899,567
Repayments of borrowings and debentures	(5,275,113)	(2,843,249)	(1,999,173)
Settlement of derivative assets and liabilities, net	48,183	35,083	(1,496)
Cash inflow from issuance of shares to NCI	632,776	125,066	67,693
Cash outflow from issuance of shares to NCI	(7,988)	(28,848)	(11,001)
Cash inflow from other financing activities	2,082	2,193	2,556
Dividends paid to shareholders	(526,826)	(476,800)	(350,334)
Acquisition of treasury stock	(300,086)	0	(193,626)
Cash outflow from other financing activities	0	0	(60,901)
Repayment of leases liabilities	(407,051)	(378,684)	(394,567)
Net cash outflow from financing activities	(452,792)	669,331	(41,282)
Effect of exchange rate change on cash and cash equivalents	503	1,717	1,890
Net increase (decrease) in cash and cash equivalents	430,492	(570,530)	384,968
Cash and cash equivalents at beginning of year	2,449,062	3,019,592	2,634,624
Cash and cash equivalents at end of year	₩ 2,879,554	₩ 2,449,062	₩ 3,019,592